UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH MANAGED

VOLATILITY GLOBAL DIVIDEND FUND

FORM N-Q

JUNE 30, 2013

LEGG MASON BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

Schedule of Investments (unaudited)	June 30, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.8%
CONSUMER DISCRETIONARY - 4.7%
Diversified Consumer Services - 0.6%
Benesse Holdings Inc.	400	$14,418

Hotels, Restaurants & Leisure - 1.6%
McDonald’s Corp.	219	21,681
Oriental Land Co., Ltd.	100	15,467

Total Hotels, Restaurants & Leisure		37,148

Specialty Retail - 1.8%
Nitori Holdings Co., Ltd.	250	20,165
TJX Cos. Inc.	184	9,211
USS Co., Ltd.	110	13,964

Total Specialty Retail		43,340

Textiles, Apparel & Luxury Goods - 0.7%
Yue Yuen Industrial Holdings Ltd.	6,500	16,803

TOTAL CONSUMER DISCRETIONARY		111,709

CONSUMER STAPLES - 26.9%
Food & Staples Retailing - 9.2%
FamilyMart Co., Ltd.	540	23,031
Flowers Foods Inc.	1,134	25,005
Koninklijke Ahold NV	1,807	26,896
Kroger Co.	703	24,281
Lawson Inc.	300	22,898
Metro Inc., Class A Shares	405	27,141
Wal-Mart Stores Inc.	306	22,794
Walgreen Co.	585	25,857
William Morrison Supermarkets PLC	4,951	19,714

Total Food & Staples Retailing		217,617

Food Products - 8.6%
Campbell Soup Co.	613	27,456
General Mills Inc.	511	24,799
Hormel Foods Corp.	591	22,801
J.M. Smucker Co.	240	24,756
Kellogg Co.	397	25,499
Kraft Foods Group Inc.	400	22,348
McCormick & Co. Inc., Non Voting Shares	149	10,484
Nestle SA, Registered Shares	348	22,824
Yamazaki Baking Co., Ltd.	2,000	23,493

Total Food Products		204,460

Household Products - 5.0%
Church & Dwight Co. Inc.	373	23,018
Clorox Co.	287	23,861
Colgate-Palmolive Co.	404	23,145
Kimberly-Clark Corp.	251	24,382
Procter & Gamble Co.	320	24,637

Total Household Products		119,043

Tobacco - 4.1%
Imperial Tobacco Group PLC	690	23,928
Japan Tobacco Inc.	700	24,738
Lorillard Inc.	580	25,334
Reynolds American Inc.	476	23,024

Total Tobacco		97,024

TOTAL CONSUMER STAPLES		638,144

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Kinder Morgan Inc.	616	23,501

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 1.6% (continued)
Natural Resource Partners LP	720	$14,810

TOTAL ENERGY		38,311

FINANCIALS - 12.0%
Commercial Banks - 0.3%
China Minsheng Banking Corp. Ltd., Class H Shares	6,602	6,461

Diversified Financial Services - 0.9%
First Pacific Co., Ltd.	19,829	21,219

Insurance - 5.4%
Allied World Assurance Co. Holdings AG	264	24,159
Aspen Insurance Holdings Ltd.	400	14,836
Hiscox Ltd.	2,818	24,409
Talanx AG	740	23,363	*
Validus Holdings Ltd.	520	18,782
W.R. Berkley Corp.	600	24,516

Total Insurance		130,065

Real Estate Investment Trusts (REITs) - 3.7%
American Capital Agency Corp.	620	14,254
Annaly Capital Management Inc.	870	10,936
Hatteras Financial Corp.	693	17,075
Link REIT	4,192	20,646
MFA Financial Inc.	1,948	16,461
Silver Bay Realty Trust Corp.	36	596
Two Harbors Investment Corp.	751	7,698

Total Real Estate Investment Trusts (REITs)		87,666

Real Estate Management & Development - 1.7%
Daito Trust Construction Co., Ltd.	200	18,855
Swiss Prime Site AG, Registered Shares	300	22,058	*

Total Real Estate Management & Development		40,913

TOTAL FINANCIALS		286,324

HEALTH CARE - 11.4%
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	671	23,405
Becton, Dickinson & Co.	268	26,486

Total Health Care Equipment & Supplies		49,891

Health Care Providers & Services - 1.6%
Miraca Holdings Inc.	500	22,989
Suzuken Co., Ltd.	400	13,470

Total Health Care Providers & Services		36,459

Pharmaceuticals - 7.7%
AbbVie Inc.	321	13,270
Eisai Co., Ltd.	400	16,314
Johnson & Johnson	240	20,606
Mitsubishi Tanabe Pharma Corp.	1,500	19,434
Novartis AG, Registered Shares	381	27,066
Otsuka Holdings KK	600	19,812
Roche Holding AG	101	25,128
Santen Pharmaceutical Co., Ltd.	500	21,527
Teva Pharmaceutical Industries Ltd., ADR	518	20,306

Total Pharmaceuticals		183,463

TOTAL HEALTH CARE		269,813

INDUSTRIALS - 5.3%
Aerospace & Defense - 2.3%
Lockheed Martin Corp.	228	24,729
Raytheon Co.	430	28,432

Total Aerospace & Defense		53,161

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY	SHARES	VALUE
Industrial Conglomerates - 1.0%
Jardine Matheson Holdings Ltd.	400	$24,200

Professional Services - 1.1%
Dun & Bradstreet Corp.	269	26,214

Road & Rail - 0.9%
West Japan Railway Co.	500	21,224

TOTAL INDUSTRIALS		124,799

INFORMATION TECHNOLOGY - 1.1%
Software - 1.1%
Broadridge Financial Solutions Inc.	990	26,314

TELECOMMUNICATION SERVICES - 15.7%
Diversified Telecommunication Services - 11.1%
AT&T Inc.	650	23,010
BCE Inc.	506	20,746
Bezeq Israeli Telecommunication Corp. Ltd.	17,548	23,343	(a)
CenturyLink Inc.	660	23,331
Chunghwa Telecom Co., Ltd., ADR	656	21,064
Frontier Communications Corp.	2,300	9,315
HKT Trust and HKT Ltd.	24,000	22,744
Nippon Telegraph & Telephone Corp.	500	25,912
PCCW Ltd.	51,485	24,229
Swisscom AG, Registered Shares	54	23,646
Telefonica Deutschland Holding AG	3,100	22,435	(b)
Verizon Communications Inc.	472	23,760

Total Diversified Telecommunication Services		263,535

Wireless Telecommunication Services - 4.6%
China Mobile Ltd.	1,949	20,405
NTT DoCoMo Inc.	15	23,306
Rogers Communications Inc., Class B Shares	500	19,587
StarHub Ltd.	7,000	23,085
Vodafone Group PLC	8,500	24,285

Total Wireless Telecommunication Services		110,668

TOTAL TELECOMMUNICATION SERVICES		374,203

UTILITIES - 16.1%
Electric Utilities - 6.9%
Cheung Kong Infrastructure Holdings Ltd.	3,557	23,802
CLP Holdings Ltd.	2,433	19,684
Duke Energy Corp.	257	17,347
Hokuriku Electric Power Co.	2,000	31,418
Power Assets Holdings Ltd.	2,843	24,541
PPL Corp.	351	10,621
Southern Co.	437	19,285
Spark Infrastructure Group	11,942	18,949	(b)

Total Electric Utilities		165,647

Gas Utilities - 2.7%
Osaka Gas Co., Ltd.	5,000	21,123
Toho Gas Co., Ltd.	4,000	20,690
Tokyo Gas Co., Ltd.	4,000	22,101

Total Gas Utilities		63,914

Independent Power Producers & Energy Traders - 0.6%
Tractebel Energia SA	900	13,984

Multi-Utilities - 4.9%
CMS Energy Corp.	865	23,502
Consolidated Edison Inc.	335	19,534
DTE Energy Co.	128	8,577
PG&E Corp.	457	20,899
Wisconsin Energy Corp.	576	23,610

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

SECURITY			SHARES	VALUE
Multi-Utilities - 4.9% (continued)
Xcel Energy Inc.			719	$20,376

Total Multi-Utilities				116,498

Water Utilities - 1.0%
American Water Works Co. Inc.			569	23,460

TOTAL UTILITIES				383,503

TOTAL COMMON STOCKS (Cost - $2,037,919)				2,253,120

PREFERRED STOCKS - 0.7%
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Telefonica Brasil SA (Cost - $18,686)			700	15,811

			SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 2.6%
Liquids Transportation & Storage - 1.1%
Buckeye Partners LP			386	27,082

Natural Gas Transportation & Storage - 1.5%
Boardwalk Pipeline Partners LP			860	25,972
TC Pipelines LP			200	9,656

Total Natural Gas Transportation & Storage				35,628

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $53,281)				62,710

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,109,886)				2,331,641

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.8%
Repurchase Agreements - 2.8%
Interest in $1,050,000,000 joint tri-party repurchase agreement dated 6/28/13 with RBS Securities Inc.; Proceeds at maturity - $66,001; (Fully collateralized by various U.S. government obligations, 0.250% to 2.125% due 11/30/14 to 3/31/18; Market value - $67,320) (Cost - $66,000)	0.100%	7/1/13	$66,000	66,000

TOTAL INVESTMENTS - 100.9% (Cost - $2,175,886#)				2,397,641
Liabilities in Excess of Other Assets - (0.9)%				(20,504)

TOTAL NET ASSETS - 100.0%				$2,377,137

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2013

Summary of Investments by Country **

United States	46.0%
Japan	19.0
Hong Kong	9.1
Switzerland	6.0
United Kingdom	3.9
Canada	2.8
Germany	1.9
Israel	1.8
Bermuda	1.4
Brazil	1.2
Netherlands	1.1
Singapore	1.0
Taiwan	0.9
Australia	0.8
China	0.3
Short-Term Investments	2.8

100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2013 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch Managed Volatility Global Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Telecommunication services	$350,860	$23,343	—	$374,203
Other common stocks	1,878,917	—		1,878,917
Preferred stocks	15,811	—	—	15,811
Master limited partnerships	62,710	—	—	62,710

Total long-term investments	$2,308,298	$23,343	—	$2,331,641

Short-term investments†	—	66,000	—	66,000

Total investments	$2,308,298	$89,343	—	$2,397,641

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2013, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Funds’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2013, securities valued at $23,343 were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Master limited partnerships. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$268,869
Gross unrealized depreciation	(47,114)

Net unrealized appreciation	$221,755

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	August 27, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 27, 2013